12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Tax Reconciliation

	2020	2019	2018
Loss before tax	(41,365)	(32,361)	(19,476)
Income tax benefit at tax rate of 29.825%	12,337	9,652	5,809
Adjustments of deferred tax assets	(11,196)	(9,822)	(5,318)
Adjustments for local tax rates	(41)	5	(34)
Non-deductible expenses	(803)	(72)	(515)
Other	(298)	233	57
Income taxes	(1)	(4)	(1)